Revision to Previously Issued Interim Financial Statements - Summary of Forth Revisions to the Unaudited Interim Condensed Consolidated Statements of Operations (Details) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Other operating expenses
Total other operating expenses	$ (352,717)	$ (313,733)	$ (700,340)	$ (626,395)
Operating income (loss)	643,901	545,532	655,962	536,265
Non-operating income (expense)
Interest expense	(82,165)	(83,978)	(159,041)	(170,682)
Income before income taxes	594,477	443,833	545,361	341,548
Net (loss) income	587,702	439,237	533,465	333,785
Net loss attributable to Viking Holdings Ltd	$ 587,442	$ 439,048	$ 533,062	$ 333,575
Net (loss) income per share attributable to ordinary and special shares
Basic	$ 1.32	$ 0.99	$ 1.19	$ 0.75
Diluted	$ 1.31	$ 0.99	$ 1.19	$ 0.75